Secured Notes Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Original Value	$ 4,110,000	$ 1,947,000	$ 1,947,000
Amortization of debt discount and deferred financing costs	770,000		2,247,000	$ 720,000
Acceleration of debt discount-extinguishment	(1,429,000)		(707,000)
Additional debt discount-March warrants	1,497,000		791,000
Additional debt discount-modification			(791,000)
Additional debt discount-February warrants	(148,000)
Ending balance	3,177,000		4,110,000	$ 1,947,000
Less: Current Portion	$ (3,177,000)		$ (4,110,000)
Long Term Portion
Notes [Member]
Debt Instrument [Line Items]
Original Value	$ 5,000,000	$ 5,000,000	$ 5,000,000
Amortization of debt discount and deferred financing costs
Acceleration of debt discount-extinguishment
Additional debt discount-March warrants
Additional debt discount-modification
Additional debt discount-February warrants
Ending balance	$ 5,000,000		$ 5,000,000	5,000,000
Less: Current Portion	$ (5,000,000)		$ (5,000,000)
Long Term Portion
Debt Discount [Member]
Debt Instrument [Line Items]
Original Value	$ (791,000)	(2,750,000)	$ (2,750,000)
Amortization of debt discount and deferred financing costs	692,000		2,043,000
Acceleration of debt discount-extinguishment			707,000
Additional debt discount-March warrants	(1,497,000)
Additional debt discount-modification			(791,000)
Additional debt discount-February warrants	(148,000)
Ending balance	(1,744,000)		(791,000)	(2,750,000)
Less: Current Portion	$ 1,744,000		$ 791,000
Long Term Portion
Offering Costs [Member]
Debt Instrument [Line Items]
Original Value	$ (99,000)	$ (303,000)	$ (303,000)
Amortization of debt discount and deferred financing costs	$ 20,000		$ 204,000
Acceleration of debt discount-extinguishment
Additional debt discount-March warrants
Additional debt discount-modification
Additional debt discount-February warrants
Ending balance	$ (79,000)		$ (99,000)	$ (303,000)
Less: Current Portion	$ 79,000		$ 99,000
Long Term Portion